Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 952,912	$ 735,729	$ 730,361	$ 293,816
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	30,801,625	20,746,637	18,016,011
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	157,003	355,361	298,376
Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,015,041	860,354	882,674
Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	26,193	37,192	48,199
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	345,299	271,749	256,859
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	247,757	190,230	188,659
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	904	1,060	1,235
From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,007,280	3,070,378	880,628
From 1 to 3 months [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	767,284	670,124	694,015
From 1 to 3 months [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,896	2,226	2,594
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,690,024	1,145,141	1,007,245
Less than 1 month [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	157,003	355,361	298,376
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,918	9,291	10,684
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	17,264,619	14,238,229	13,641,702
Between 1 and 5 years [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	15,475	24,615	33,689
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 4,494,403	$ 2,021,140	$ 2,229,577
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	7.92%	7.92%	7.92%
Fixed Rate Interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 868,788	$ 983,908	$ 1,084,954
Fixed Rate Interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,700	2,551	2,664
Fixed Rate Interest [Member] | From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,770	7,425	56,198
Fixed Rate Interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	131,334	129,976	79,990
Fixed Rate Interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	503,128	538,534	555,088
Fixed Rate Interest [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 223,856	$ 305,422	$ 391,014
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	6.55%	6.55%	6.91%
Variable rate interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 3,687,151	$ 2,072,779	$ 2,165,946
Variable rate interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	64,453	77,908	64,301
Variable rate interest [Member] | From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	180,141	190,603	127,822
Variable rate interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	773,412	526,134	618,198
Variable rate interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,224,948	1,278,134	1,352,594
Variable rate interest [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	444,197		3,031
Long-term debt securities (fixed rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,098,000	1,500,000	1,500,000
Long-term debt securities (fixed rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000
Long-term debt securities (fixed rate) [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,598,000	1,500,000	1,500,000
Long-term debt securities (variable rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	11,902,000	10,500,000	7,500,000
Long-term debt securities (variable rate) [Member] | From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		2,200,000
Long-term debt securities (variable rate) [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000
Long-term debt securities (variable rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	10,402,000	8,300,000	7,500,000
Variable rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,126,816	4,221,325	4,310,556
Variable rate bank loans [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,969,791	124,379
Variable rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,157,025	4,096,946	4,200,331
Variable rate bank loans [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			110,225
Fixed rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,228,350	215,718	225,307
Fixed rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,000,000
Fixed rate bank loans [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 228,350	$ 215,718	$ 225,307
Cash flow hedge [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	7.46%
Cash flow hedge [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 692,283
Cash flow hedge [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	29,485
Cash flow hedge [Member] | From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	50,189
Cash flow hedge [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	150,566
Cash flow hedge [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 462,043